Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
11. Events subsequent to the June 30, 2026, consolidated balance sheet date
Significant transaction entered into in July 2026
On July 5, 2026, the Company entered into a commitment related to a purchase agreement to acquire a company. See Note 10 for further information.